Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, and we do not time the release of material nonpublic information based on equity award grant dates.
We did not grant stock options, stock appreciation rights or similar option-like instruments. Accordingly, we have nothing to report under Item 402(x) of Regulation S-K.

Award Timing Method	Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, and we do not time the release of material nonpublic information based on equity award grant dates.
We did not grant stock options, stock appreciation rights or similar option-like instruments. Accordingly, we have nothing to report under Item 402(x) of Regulation S-K.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, and we do not time the release of material nonpublic information based on equity award grant dates.
We did not grant stock options, stock appreciation rights or similar option-like instruments. Accordingly, we have nothing to report under Item 402(x) of Regulation S-K.

MNPI Disclosure Timed for Compensation Value	false